Note 10 - Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Note 10 - Equity (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Nine Months Ended September 30,
	2015			2014
Expected volatility	45%	-	50%	43%	-	46%
Expected dividends		None			None
Expected term (years)	5.5	-	7	5.5	-	7.5
Risk-free rate	1.66%	-	1.92%	0.07%	-	2.05%
Forfeiture rate		20%			None

	December 31,
	2014			2013
Expected volatility	43%	-	46%	-
Expected dividends		None		-
Expected term (years)	5.5	-	7.5	-
Risk-free rate	0.07%	-	2.05%	-
Forfeiture rate		20%		-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2014	314,775	$2.23	$0.92	9.2
Granted at market price	211,660	8.35
Exercised	-	-
Cancelled	(1,835)	3.49
Outstanding at September 30, 2015	524,600	$4.69	$2.21	9.0
Exercisable at September 30, 2015	111,502	$1.81	$0.82	8.4

	Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2013	-	$-	$-
Granted at market price	320,115	2.04
Exercised	-	-
Cancelled	(7,120)	1.20
Outstanding at December 31, 2014	312,995	2.04	0.92	9.2
Exercisable at December 31, 2014	13,072	$1.20	$0.57	9.3

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Restricted Stock Awards	Shares
Outstanding at December 31, 2014	662,375
Restricted stock awards granted	8,000
Awards forfeited or exercised	-
Outstanding at September 30, 2015	670,375

Restricted Share Awards	Shares
Outstanding at December 31, 2013	-
Restricted stock awards granted	662,375
Awards forfeited or exercised	-
Outstanding at December 31, 2014	662,375
Remaining available to be issued	42,950

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value

Outstanding at December 31, 2013	-	$-

Granted	90,000	8.13

Outstanding at December 31, 2014	90,000	$8.13	3.9	$-

Exercisable at December 31, 2014	-	$-	-	$-

Class of Treasury Stock [Table Text Block]
Year 1	$0.56
Year 2	$0.68
Year 3	$0.84
Year 4	$1.03
Year 5	$1.28
Year 6	$1.59
Year 7	$1.97
Year 8	$2.45

Fair Value Inputs, Instruments Classified in Shareholders' Equity, Quantitative Information [Table Text Block]
Market value of underlying common stock		$1.20
Term (years)	1	–	8
Strike price	$0.56	–	$2.45
Volatility	27.03%	–	45.64%
Risk-free interest	0.13%	–	2.45%

Warrant [Member]
Note 10 - Equity (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	December 31,
	2014	2013
Volatility	33%	-
Risk-free interest rate	0.78%	-
Expected term (years)	4.0	-